GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	$ 4,100,000
Amortization of other intangible assets	$ 346,548	$ 0	$ 686,570	$ 0
Impairment charges of goodwill and intangible assets